Software, net	12 Months Ended
Mar. 31, 2021
Goodwill And Intangible Assets Disclosure [Abstract]
Software, net

8. Software, net

	Estimated	As of March 31,
	Useful Life	2020	2021	2021
	(in years)	(INR)	(INR)	(US$)
	(In million)
Software licenses and related implementation costs	3 Years	165	164	2.2
Less: Accumulated amortization		110	135	1.8
Total		55	29	0.4

Aggregate amortization expense for software was INR 23 million, INR 52 million and INR 37 million (US$ 0.5 million) for the years ended March 31, 2019, 2020 and 2021, respectively.

Estimated amortization expense for the years ending March 31, 2022, 2023 and 2024 is INR 24 million, INR 4 million, and INR 1 million respectively.